Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands			3 Months Ended										9 Months Ended	12 Months Ended
		Apr. 13, 2017	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Apr. 13, 2017		Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Class of Stock [Line Items]
Net income	[1]					$ 1,846								$ 6,615		$ 5,349
Earnings per common share data:
Net income (loss) Basic and diluted (in dollars per share)													$ (0.25)
Weighted average number of common shares: Basic and diluted (in shares)													14,648
The Company
Class of Stock [Line Items]
Revenue			$ 6,750	$ 6,256	$ 4,204				$ 7,706	$ 4,772	$ 4,672		$ 17,210
Net income			$ (1,344)	$ (721)	$ (1,604)				$ 3,699	$ 949	$ 1,053		$ (3,669)
Earnings per common share data:
Net income (loss) Basic and diluted (in dollars per share)			$ (0.07)	$ (0.04)	$ (0.25)								$ (0.25)
Weighted average number of common shares: Basic and diluted (in shares)			18,190	18,190	6,293								14,648
Predecessor
Class of Stock [Line Items]
Revenue		$ 691				6,024	[2]	$ 5,333				$ 4,593		21,743	[2]	18,565	[2]
Net income		$ 54				$ 1,846	[1],[2],[3],[4]	$ 1,792				$ 914		$ 6,615	[1],[2],[3],[4]	$ 5,717	[1],[2],[3],[4]

[1]	The combined statements of changes in equity prior to April 14, 2017 represent the activity of Safety, Income & Growth Inc. Predecessor.
[2]	The combined statements of operations prior to April 14, 2017 represent the activity of Safety, Income & Growth Inc. Predecessor.
[3]	The combined statements of cash flows prior to April 14, 2017 represent the activity of Safety, Income & Growth Inc. Predecessor.
[4]	The combined statements of comprehensive income prior to April 14, 2017 represent the activity of Safety, Income & Growth Inc. Predecessor.